Interest on Loans by Facility (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 827,683.0	$ 11,967.7	₨ 667,458.7	₨ 552,686.8
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	199,928.0	2,890.8	152,124.6	134,543.1
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 627,755.0	$ 9,076.9	₨ 515,334.1	₨ 418,143.7